Subsequent Events (Details) - Subsequent Events [Member]	Jul. 07, 2022 ₪ / shares shares
Subsequent Events (Details) [Line Items]
Aggregate purchase shares | shares	1,031,000
Exercisable price | ₪ / shares	₪ 1.639
Over limited period	4 years